UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09373

Oppenheimer Senior Floating Rate Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end:  July 31

Date of reporting period:  1/31/2017

Item 1. Reports to Stockholders.

Seminnual Report 1/31/2017

OppenheimerFunds®
The Right Way
to Invest

Oppenheimer
Senior Floating Rate Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 1/31/17

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	J.P. Morgan Leveraged Loan Index	Credit Suisse Leveraged Loan Index
6-Month	6.38%	2.65%	4.24%	4.51%
1-Year	14.87	10.85	10.94	11.27
5-Year	4.75	4.00	5.15	5.05
10-Year	4.26	3.88	4.80	4.30

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 3.50% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

2        OPPENHEIMER SENIOR FLOATING RATE FUND

Fund Performance Discussion

The technical environment was supportive for senior loans during the six-month reporting period ended January 31, 2017, as both retail fund flows and Collateralized Loan Obligation (CLO) formations remained strong. Additionally, the recent rise and volatility in interest rates contributed to the growing demand for loans due to their very low duration. Against this backdrop, the Fund’s Class A shares (without sales charge) returned 6.38%, outperforming the J.P. Morgan Leveraged Loan Index (the “Index”), which returned 4.24%.

FUND REVIEW

The Fund outperformed the Index in most sectors during the reporting period, led by an overweight position and security selection in the Metals & Mining sector. Within Metals & Mining, an overweight position in coal mining issuers contributed to performance. Coal issuers performed well during the reporting period as coal prices rebounded from early 2016 lows. Other top contributors to performance versus the Index included the Services, and Gaming, Lodging & Leisure sectors, where security selection benefited the Fund’s performance.

Security selection in the Energy and Retail sectors were the primary detractors from performance this reporting period.

Joseph Welsh, CFA Portfolio Manager

STRATEGY & OUTLOOK

The portfolio has its largest overweight positions in the Broadcasting, Services, and Metals & Mining sectors at period end and underweight positions in the Healthcare, Food & Beverages, Industrials and Technology sectors. Valuations are still attractive and we believe that the overall credit quality of the U.S. Loan market remains solid with a below average default rate of 1.49% for 2016. We expect these solid credit fundamentals to continue in 2017 with low default rates and manageable leverage levels. The other driving force behind the Loan category’s positive momentum has been the recent spike in interest rate volatility. We believe that loans have little interest rate risk because of their very low duration, so if rate volatility continues we could see further investor demand for the category.

David Lukkes, CFA Portfolio Manage

3        OPPENHEIMER SENIOR FLOATING RATE FUND

Top Holdings and Allocations

TOP TEN CORPORATE LOAN INDUSTRIES

Media	15.9%
Internet Software & Services	7.8
Commercial Services & Supplies	7.8
Hotels, Restaurants & Leisure	6.4
Health Care Equipment & Supplies	5.4
Diversified Telecommunication Services	5.2
Distributors	5.1
Road & Rail	4.0
Electric Utilities	3.8
Energy Equipment & Services	3.7

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2017, and are based on net assets.

CREDIT RATING BREAKDOWN	NRSRO ONLY TOTAL
AAA	15.7%
BBB	4.5
BB	27.9
B	36.0
CCC	5.7
CC	0.2
D	0.5
Unrated	9.5
Total	100.0%

The percentages above are based on the market value of the Fund’s securities as of January 31, 2017, and are subject to change. Except for securities labeled “Unrated” and except for certain securities issued or guaranteed by a foreign sovereign, all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Sub-Adviser”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. Unrated securities issued or guaranteed by a foreign sovereign are assigned a credit rating equal to the highest NRSRO rating assigned to that foreign sovereign. For securities not rated by an NRSRO, the Sub-Adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the Sub-Adviser’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security. Fund assets invested in Oppenheimer Institutional Government Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories (AAA, AA, A and BBB). Unrated securities do not necessarily indicate low credit quality, and may or may not be the equivalent of investment-grade. Please consult the Fund’s prospectus and Statement of Additional Information for further information.

4        OPPENHEIMER SENIOR FLOATING RATE FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 1/31/17

	Inception Date	6-Month	1-Year	5-Year		10-Year
Class A (OOSAX)	9/8/99	6.38%	14.87%	4.75%		4.26%
Class B (OOSBX)	9/8/99	6.24	14.44	4.21		3.87
Class C (OOSCX)	9/8/99	5.97	14.00	4.09		3.66
Class I (OOSIX)	10/26/12	6.56	15.26	4.69	*	N/A
Class R (OOSNX)	10/26/12	6.24	14.74	4.09	*	N/A
Class Y (OOSYX)	11/28/05	6.65	15.32	5.04		4.52

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 1/31/17

	Inception Date	6-Month	1-Year	5-Year		10-Year
Class A (OOSAX)	9/8/99	2.65%	10.85%	4.00%		3.88%
Class B (OOSBX)	9/8/99	3.24	11.44	4.04		3.87
Class C (OOSCX)	9/8/99	4.97	13.00	4.09		3.66
Class I (OOSIX)	10/26/12	6.56	15.26	4.69	*	N/A
Class R (OOSNX)	10/26/12	6.24	14.74	4.09	*	N/A
Class Y (OOSYX)	11/28/05	6.65	15.32	5.04		4.52

*Shows performance since inception.

STANDARDIZED YIELDS

For the 30 Days Ended 1/31/17
Class A	4.20%
Class B	3.84
Class C	3.60
Class I	4.68
Class R	4.10
Class Y	4.60

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 3.50%; for Class B shares, the contingent deferred sales charge (“CDSC”) of 3% (1-year) and 1% (5-year); and for Class C shares, the 1% CDSC charge for the 1-year period. There is no sales charge for Class I, R and Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Because class B shares convert to Class A Shares 72 months after purchase, the 10-year return for

5        OPPENHEIMER SENIOR FLOATING RATE FUND

Class B shares uses Class A performance for the period after conversion. Returns for periods of less than one year are cumulative and not annualized. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

Standardized yield is based on net investment income for the 30-day period ended 1/31/17 and the maximum offering price at the end of the period (including the maximum sales charge) for Class A shares and the net asset value for Class B, Class C, Class I, Class R and Class Y shares. Each result is compounded semiannually and then annualized. Falling share prices will tend to artificially raise yields.

The Fund’s performance is compared to the performance of the J.P. Morgan Leveraged Loan Index and the Credit Suisse Leveraged Loan Index. The J.P. Morgan Leveraged Loan Index tracks the performance of U.S. dollar denominated senior floating rate bank loans. The Credit Suisse Leveraged Loan Index tracks the performance of U.S. dollar denominated senior floating rate bank loans. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

6        OPPENHEIMER SENIOR FLOATING RATE FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2017.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended January 31, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7        OPPENHEIMER SENIOR FLOATING RATE FUND

Actual	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During 6 Months Ended January 31, 2017

Class A	$1,000.00	$1,063.80	$5.79

Class B	1,000.00	1,062.40	8.45

Class C	1,000.00	1,059.70	9.70

Class I	1,000.00	1,065.60	4.12

Class R	1,000.00	1,062.40	7.09

Class Y	1,000.00	1,066.50	4.49
Hypothetical
(5% return before expenses)

Class A	1,000.00	1,019.61	5.67

Class B	1,000.00	1,017.04	8.27

Class C	1,000.00	1,015.83	9.49

Class I	1,000.00	1,021.22	4.03

Class R	1,000.00	1,018.35	6.94

Class Y	1,000.00	1,020.87	4.39

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended January 31, 2017 are as follows:

Class	Expense Ratios

Class A	1.11%

Class B	1.62

Class C	1.86

Class I	0.79

Class R	1.36

Class Y	0.86

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

8        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS January 31, 2017 Unaudited

	Principal Amount	Value

Corporate Loans—91.2%

Consumer Discretionary—33.2%

Auto Components—0.5%

FPC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 11/19/19[1]	$33,389,296	$31,865,910

Tower Automotive Holdings USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.063%, 4/23/20[1]	37,457,429	37,609,618

		69,475,528

Automobiles—0.9%

Federal-Mogul Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.00%, 4/3/18[1]	18,905,226	18,865,846
Tranche C, 4.75%, 4/15/21[1]	102,832,211	102,189,510

		121,055,356

Distributors—5.1%

Albertsons LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 3.778%, 8/25/21[1]	43,848,730	44,133,747
Tranche B6, 4.00%, 6/22/23[1]	35,398,457	35,666,707

Ascena Retail Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%-5.313%, 7/29/22[1]	48,050,784	43,981,507

Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.016%, 6/5/20[1]	36,823,318	36,401,396
Tranche B, 5.97%, 12/15/23[1]	69,130,000	67,331,514

BJ’s Wholesale Club, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.50%, 9/26/19[1]	14,989,457	15,083,141
Tranche B, 5.043%, 1/27/24[1]	16,073,954	16,127,528

Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 3.53%, 8/13/21[1]	16,465,000	16,559,674

Capital Automotive LP, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.00%, 4/30/20[1]	18,325,835	18,600,722

CWGS Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.516%, 11/8/23[1]	29,304,593	29,606,724

Gymboree Corp. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 2/23/18[1]	113,895,000	57,018,684

Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.778%, 8/18/23[1]	41,994,120	42,449,042

JC Penney Corp., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 6/23/23[1]	43,390,750	43,571,559

Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 8/16/23[1]	12,069,750	12,163,291

Men’s Wearhouse, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/18/21[1]	7,101,572	7,018,717

Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.75%, 1/30/23[1]	21,451,174	21,426,269

Moran Foods LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 12/5/23[1]	8,850,000	8,833,406

Party City Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.82%-4.24%, 8/19/22[1]	55,918,095	56,139,419

9        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Distributors (Continued)

Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.25%, 1/26/23[1]	$46,518,663	$45,958,997

PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/11/22[1]	71,476,179	70,945,683

Pilot Travel Centers LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.04%, 5/5/23[1]	16,900,000	16,942,250

SUPERVALU, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 3/21/19[1]	11,135,108	11,220,169

		717,180,146

Diversified Consumer Services—2.0%

4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%-7.25%, 5/8/20[1]	45,716,331	44,116,259

Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/30/18[1]	62,882,142	62,795,113

IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 4/1/21[1]	55,311,605	53,145,215

IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 4/1/22[1]	15,770,000	13,772,462

Koosharem LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 7.50%, 5/15/20[1]	28,950,115	27,086,452

Nord Anglia Education Finance, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 3/31/21[1]	75,237,267	76,365,826

		277,281,327

Hotels, Restaurants & Leisure—6.4%

Amaya Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 7/29/21[1]	67,836,766	68,303,144

AMC Entertainment Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.526%, 12/15/23[1]	14,550,000	14,701,567

American Casino & Entertainment Properties, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/7/22[1]	11,596,084	11,704,798

AMF Bowling Centers, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 9/19/23[1]	35,982,306	36,132,245

Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.775%, 9/15/23[1]	17,082,188	17,265,206

Caesars Entertainment Operating Co., Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 1.50%, 3/1/17[1,2]	7,817,790	8,628,885

Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 1.50%, 12/31/17[1,2]	10,714,579	12,741,423
Tranche B6, 1.50%, 3/1/17[1,2]	29,899,282	33,873,404
Tranche B7, 1.50%, 1/28/18[1,2]	13,002,637	15,556,355

Caesars Entertainment Resort Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 10/11/20[1]	118,301,263	119,817,057

Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 5/10/21[1]	94,570,982	95,457,585

CEC Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 2/14/21[1]	34,827,481	34,722,267

10        OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value

Hotels, Restaurants & Leisure (Continued)

Cinemark USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.09%, 5/9/22[1]	$3,545,000	$3,590,050

CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%, 10/16/20[1]	2,690,000	2,721,944

Corner Investment Propco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.00%, 11/2/19[1]	11,995,600	12,115,556

Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 7/25/22[1]	22,260,852	22,490,138

Four Seasons Hotels Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.998%, 11/30/23[1]	10,650,000	10,789,781

Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%-4.54%, 11/21/19[1]	33,205,910	33,620,984

Hilton Worldwide Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.271%, 10/25/23[1]	2,621,825	2,651,934

Jacobs Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 10/29/18[1]	14,159,510	14,194,908

La Quinta Intermediate Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.772%, 4/14/21[1]	19,662,219	19,757,463

Live Nation Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.313%, 10/31/23[1]	4,354,088	4,394,907

MGM Growth Properties Operating Partnership LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.528%, 4/25/23[1]	4,420,864	4,456,784

Penn National Gaming, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 1/13/24[1]	6,945,000	7,011,533

Scientific Games International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 6.00%, 10/18/20[1]	15,080,844	15,246,733
Tranche B2, 6.00%-6.022%, 10/1/21[1]	33,151,922	33,521,930

SeaWorld Parks & Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.248%, 5/14/20[1]	9,770,873	9,829,498

Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.77%, 6/8/23[1]	62,112,825	62,709,481

Town Sports International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 11/16/20[1]	39,141,012	33,465,566

Weight Watchers International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.00%-4.25%, 4/2/20[1]	159,054,831	141,707,993

		903,181,119

Household Durables—1.8%

Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.271%, 10/27/22[1]	9,221,888	9,360,216

Prestige Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 3.75%, 1/19/24[1]	21,960,000	22,213,924

Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%-4.278%, 9/7/23[1]	52,578,225	53,107,004

Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 11/8/231	90,010,000	90,066,256

SRAM LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%-5.75%, 4/10/20[1]	23,951,469	23,831,712

11        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Household Durables (Continued)
Tumi Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.25%-4.00%, 8/1/23[1]	$34,181,000	$34,434,796
Wilton Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.50%, 8/30/18[1]	23,747,002	23,311,648

		256,325,556

Leisure Products—0.0%
Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 8/14/20[1]	7,009,861	7,062,435

Media—15.9%
Altice US Finance I Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.778%, 1/15/25[1]	8,275,000	8,383,609
Camelot Finance LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/3/23[1]	26,279,138	26,538,644
Charter Communications Operating LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 2.00%, 7/1/20[1]	8,955,000	8,985,760
Tranche F, 2.00%, 1/3/21[1]	8,955,000	8,979,850
Tranche H, 2.00%, 1/15/22[1]	12,633,178	12,667,023
Tranche I, 3.01%, 1/15/24[1]	13,346,382	13,410,725
Checkout Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/1/21[1]	65,553,087	57,604,775
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 7.528%, 1/30/19[1]	311,164,541	261,611,588
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 8.278%, 7/30/19[1]	49,202,030	41,360,456
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.767%, 10/11/24[1]	9,208,238	9,324,777
Deluxe Entertainment Services, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.539%, 2/26/20[1]	50,668,402	50,605,067
DigitalGlobe, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.528%, 1/15/24[1]	27,185,000	27,383,233
Endemol, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 8/11/211	116,674	106,975
Entercom Radio LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 11/1/23[1]	5,604,219	5,679,876
Formula One, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 7/30/21[1]	75,820,324	76,388,976
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/18/19[1]	18,812,877	16,284,897
Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B3, 7.00%, 5/22/18[1]	2,408,487	2,419,325
Tranche B4, 6.993%, 8/4/19[1]	34,303,572	34,389,331
Tranche B5, 7.00%, 12/31/19[1]	30,626,694	30,773,458
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.75%, 6/30/19[1]	35,016,201	34,528,460
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 11/23/20[1]	50,279,342	50,698,320
Legendary Pictures, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 4/22/20[1]	59,350,000	59,424,187

12        OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value

Media (Continued)

Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.523%, 1/7/22[1]	$43,730,000	$43,686,270

Lions Gate Entertainment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.766%, 12/8/23[1]	59,690,000	60,212,288

Mediacom Illinois LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche K, 3.00%, 2/19/24[1]	12,170,000	12,246,063

MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 8/11/21[1]	45,502,673	41,720,263

Mergermarket USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 2/4/21[1]	18,393,111	18,278,154

MH Sub I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 6/30/21[1]	46,471,974	46,806,015

Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.902%, 9/26/23[1]	10,566,545	10,685,419

NEP/NCP Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/22/20[1]	55,475,772	55,753,151

Nexstar Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.902%, 9/26/23[1]	114,683,455	115,973,643

Outfront Media Capital LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.00%, 2/1/21[1]	7,950,000	7,979,813

Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 12/12/23[1]	66,380,000	66,996,405

Rovi Solutions Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.28%, 7/2/21[1]	20,944,052	21,044,416

Sable International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.528%, 12/30/22[1]	22,130,000	22,395,095

Salem Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/13/20[1]	17,678,811	17,391,530

SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B10, 4.289%, 1/14/25[1]	54,351,780	54,841,924

Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.03%, 1/3/24[1]	68,373,041	68,680,377

Technicolor, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.039%, 7/11/20[1]	19,075,914	19,159,371

Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AF, 3.767%, 1/31/25[1]	44,275,000	44,761,228

Telesat Canada, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.287%, 11/17/23[1]	28,925,000	29,286,563

Tribune Media Co., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.77%, 12/27/20[1]	56,730,553	57,058,172
Tranche B, 3.75%, 1/18/24[1]	11,985,000	12,089,869

Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche C3, 4.00%, 3/1/20[1]	17,953,031	18,003,533
Tranche C4, 4.00%, 3/1/20[1]	40,657,859	40,796,217

UPC Financing Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AN, 3.767%, 8/31/24[1]	54,642,126	54,905,556

Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche I, 2.75%, 1/31/25[1]	63,885,000	64,364,138

WaveDivision Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.04%, 10/12/19[1]	50,739,461	51,075,609

13        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Media (Continued)

WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 8/18/23[1]	$105,675,150	$106,586,598

William Morris Endeavor Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.29%, 5/6/21[1]	72,638,317	73,126,374

WMG Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%, 11/1/23[1]	40,822,000	41,085,628

Yankee Cable Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/1/20[1]	50,936,263	51,409,257

YP LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 12.25%, 6/4/18[1]	8,049,147	8,029,025

Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 2.50%, 4/23/25[1]	69,295,000	69,533,236

		2,243,510,512

Multiline Retail—0.4%

Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 10/25/20[1]	60,562,093	50,468,390

Specialty Retail—0.2%

Key Safety Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.54%, 8/30/21[1]	35,435,574	35,908,037

Consumer Staples—1.8%

Beverages—1.3%

Burger King, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 12/10/21[1]	24,345,484	24,601,891

Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 6/2/21[1]	8,450,000	8,534,500

Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 8/3/22[1]	35,522,855	35,944,689

KFC Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.518%, 6/16/23[1]	24,753,081	25,118,189

Landry’s, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 10/4/23[1]	35,120,000	35,502,562

Pinnacle Foods Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.29%, 1/27/24[1]	47,510,000	47,688,162

		177,389,993

Food & Staples Retailing—0.3%

Rite Aid Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 1, 5.75%, 8/21/20[1]	36,423,334	36,622,533

Food Products—0.2%

CSM Bakery Supplies, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 7/3/20[1]	25,320,066	23,365,686

Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%-6.00%, 11/1/18[1]	11,848,362	11,922,415

		35,288,101

14        OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value

Energy—4.0%

Energy Equipment & Services—3.7%

AFGlobal Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 12/19/19[1]	$7,980,998	$4,509,264

American Energy-Marcellus LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 8/4/20[1]	51,284,082	31,539,711

California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.375%, 12/31/21[1]	15,525,000	17,517,370

Chesapeake Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.50%, 8/23/21[1]	23,970,000	26,269,634

Drillships Financing Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.063%, 3/31/21[1]	28,210,698	21,933,818

Drillships Ocean Ventures, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.563%, 7/25/21[1]	18,985,187	16,786,076

Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 10/2/21[1]	82,452,297	83,470,088

Energy Transfer Equity LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.387%, 12/2/19[1]	7,842,206	7,863,215

Energy Transfer Equity LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.543%, 1/30/24[1]	71,935,794	71,924,644

ExGen Texas Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 9/20/21[1]	50,359,135	35,251,395

Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.875%, 9/25/18[1]	23,613,658	22,831,456
Tranche B, 8.00%, 8/31/20[1]	6,364,000	6,181,035

Floatel International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 6/27/20[1]	10,951,628	9,035,093

Gulf Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 8/25/23[1]	28,967,400	29,365,702

HGIM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 6/18/20[1]	32,690,501	26,969,663

Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 10.00%, 8/7/20[1]	6,366,671	6,494,005

MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.50%, 3/31/20[1]	22,240,618	22,390,052
Tranche B, 4.50%, 1/17/23[1]	187,821	188,937

Pacific Drilling SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/3/18[1]	7,146,199	3,644,561

ProPetro Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 9/30/19[1]	31,123,723	30,793,033

Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 2/12/21[1]	58,345,870	43,066,545

Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/16/20[1]	2,614,056	2,326,510

Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/16/20[1]	974,901	867,662

		521,219,469

Oil, Gas & Consumable Fuels—0.3%

Sheridan Investment Partners II-A LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/16/20[1]	18,791,554	16,724,483

15        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Oil, Gas & Consumable Fuels (Continued)

Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 7/29/21[1]	$35,777,877	$29,486,946

		46,211,429

Financials—2.3%

Capital Markets—0.6%

Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8.00%, 11/23/20[1]	15,684,979	15,792,814

Aretec Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.398%-5.96%, 5/23/21[1,3]	75,624,581	70,425,391

		86,218,205

Commercial Banks—1.4%

Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.753%, 8/12/22[1]	13,407,749	13,481,774

AmWins Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.78%, 1/19/24[1]	17,915,000	18,024,729

Fly Funding II Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.64%, 2/9/22[1]	20,202,211	20,378,981

HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 10/2/20[1]	18,014,115	18,087,306

Hyperion Insurance Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 4/9/22[1]	32,319,263	32,488,939

iStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/1/20[1]	38,505,848	39,106,539

NFP Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 1/8/24[1]	52,270,000	52,999,585

		194,567,853

Consumer Finance—0.3%

PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 9/29/20[1]	31,933,480	31,983,392

PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.00%, 9/29/21[1]	13,182,813	12,985,070

		44,968,462

Health Care—6.1%

Health Care Equipment & Supplies—5.4%

21st Century Oncology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.125%, 4/30/22[1]	11,924,835	11,179,533

Air Medical Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 4/28/22[1]	11,539,001	11,520,978

Akorn, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/16/21[1]	24,251,001	24,614,766

Alliance Healthcare Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%-4.259%, 6/3/19[1]	34,338,720	34,038,256

Alvogen Pharma US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 4/1/22[1]	7,949,780	7,760,973

Ardent Legacy Acquisitions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 8/4/21[1]	13,144,831	13,177,694

16        OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value

Health Care Equipment & Supplies (Continued)

CareCore National LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/5/21[1]	$9,545,342	$9,545,342

Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 6/7/19[1]	23,924,514	23,027,344

CHS/Community Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche G, 3.75%, 12/31/19[1]	17,184,891	16,363,247
Tranche H, 4.00%, 1/27/21[1]	57,366,200	54,390,328

DJO Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/8/20[1]	48,446,126	47,406,569

Drumm Investors LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.50%, 5/4/18[1]	24,930,028	24,670,332

Genoa a QoL Healthcare Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 10/30/23[1]	13,376,475	13,465,094

Grifols Worldwide Operations USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.287%, 1/23/25[1]	69,900,000	70,395,102

HCR Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 4/6/18[1]	23,633,406	21,993,248

Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.293%, 1/26/24[1]	49,005,000	49,096,884
Tranche F1, 5.00%, 11/4/20[1]	49,085,221	49,228,403

LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche A, 6.50%, 11/30/18[1]	41,101,645	35,347,414

MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 5/25/23[1]	34,509,096	35,034,807

National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/31/21[1]	35,248,341	35,376,116

National Surgical Hospitals, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/1/22[1]	5,895,126	5,913,548

New Trident Holdcorp, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 7/31/19[1]	31,073,215	28,716,840

Opal Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 11/27/20[1]	34,115,880	31,940,993

Ortho-Clinical Diagnostics, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 6/30/21[1]	14,890,171	14,809,898

Pharmaceutical Product Development LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 4.25%, 8/18/22[1]	24,375,997	24,574,052

Quorum Health Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.789%, 4/29/22[1]	9,003,348	8,930,195

Sterigenics-Nordion Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 5/15/22[1]	23,541,058	23,673,194

Team Health Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 1/12/24[1]	34,940,000	34,940,000

		761,131,150

Health Care Providers & Services—0.4%

Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.313%, 4/9/21[1]	59,065,953	59,312,081

17        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Health Care Technology—0.2%

Vitera Healthcare Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 11/4/20[1]	$22,184,313	$22,128,853

Life Sciences Tools & Services—0.1%

DPx Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/11/21[1]	13,158,938	13,261,749

Industrials—17.1%

Aerospace & Defense—0.2%

Doncasters US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/9/20[1]	25,287,207	25,150,226

		25,150,226

Commercial Services & Supplies—7.8%

Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 10/18/21[1]	16,847,773	16,896,918

Allied Universal Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%-4.789%, 7/28/22[1]	40,143,057	40,393,951

Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 4.028%, 7/8/20[1]	34,036,766	34,304,806
Tranche B4, 4.25%, 8/4/22[1]	68,684,775	69,466,064
Tranche B5, 4.75%, 11/3/23[1]	27,341,754	27,663,020

Audio Visual Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 1/22/21[1]	67,113,455	67,281,239

Casmar Australia Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 12/8/23[1]	19,000,000	19,332,500

Ceridian HCM Holdings, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%-4.539%, 9/15/20[1]	27,307,124	27,284,377

CEVA Group plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.539%, 3/19/21[1]	10,456,199	9,240,665

CEVA Group plc, Sr. Sec. Credit Facilities Letter of Credit 1st Lien Term Loan, 6.50%-6.539%, 3/14/21[1]	20,997,780	18,556,788

Compass Group Diversified Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/4/21[1]	17,512,000	17,676,175

Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 12/20/19[1]	29,470,150	23,723,471

Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 12/21/20[1]	9,500,000	6,032,500

Engility Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B1, 5.028%, 8/12/20[1]	10,296,000	10,398,960
Tranche B2, 5.75%, 8/14/23[1]	26,778,824	27,035,445

First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 6/30/22[1]	32,085,577	31,323,545

First American Payment Systems LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 12/15/23[1]	16,500,000	16,561,875

Garda World Security Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.00%-4.00%, 11/6/20[1]	45,312,163	45,482,084

IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 10/31/21[1]	68,909,183	69,339,865

18        OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value

Commercial Services & Supplies (Continued)

Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 1/27/21[1]	$27,134,250	$26,909,551

iPayment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 5/8/17[1]	31,764,820	31,208,936

Kindercare Education LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 8/13/22[1]	45,845,123	46,131,655

Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.509%, 3/17/21[1]	46,779,662	47,335,171

Livingston International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.50%, 4/18/19[1]	27,249,809	26,653,720

Livingston International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 4/17/20[1]	14,900,330	13,903,871

LS Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 5/23/22[1]	24,706,694	25,139,061

Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 6.50%, 9/30/22[1]	61,316,325	62,255,262

Novitex Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.068%, 7/1/20[1]	26,300,700	26,078,801

Prime Security Services Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 5/2/22[1]	34,629,385	35,070,355

Sabre GLBL, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 2/19/19[1]	29,305,482	29,519,178

Sabre, Inc., Sr. Sec. Credit Facilities Incremental 1st Lien Term Loan, Tranche B2, 4.50%, 2/19/19[1]	25,074,928	25,242,102

SourceHOV LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.75%, 10/31/19[1]	19,377,444	17,672,830

Synagro Infrastructure Co., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 6.25%, 8/22/20[1]	13,134,302	11,853,708

TKC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.537%, 1/13/23[1]	9,680,000	9,740,500

Trans Union LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 3.278%, 4/9/21[1]	4,671,809	4,698,504
Tranche B2, 3.25%, 4/9/23[1]	4,970,000	5,002,618

Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%-5.00%, 9/2/21[1]	27,567,926	27,837,048

XPO Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 11/1/21[1]	45,255,128	45,679,395

		1,095,926,514

Electrical Equipment—0.2%

Applied Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 1/25/21[1]	12,687,788	12,798,806

Internap Network Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.00%, 11/22/19[1]	23,500,834	23,148,322

		35,947,128

Industrial Conglomerates—3.0%

Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 1/31/20[1]	7,497,786	7,371,261

19        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Industrial Conglomerates (Continued)

Boyd Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 4/15/22[1]	$19,258,469	$19,210,323

CPI Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.834%, 8/17/22[1]	26,335,871	24,854,478

Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 12/12/19[1]	39,029,504	39,273,438

Doosan Bobcat, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 5/28/21[1]	17,583,772	17,847,317

Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/5/21[1]	41,302,434	41,263,734

Generac Power Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.748%, 5/13/23[1]	17,257,000	17,451,141

Harsco Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 11/2/23[1]	12,795,000	13,050,900

Hillman Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/30/21[1]	23,278,248	23,472,226

Milacron LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.25%, 9/28/20[1]	20,781,904	20,794,373
Tranche B, 3.00%, 9/24/23[1]	16,575,000	16,699,313

RBS Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%-3.793%, 8/21/23[1]	30,606,605	30,830,676

Sensata Technologies BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.00%, 10/14/21[1]	2,670,000	2,691,694

Terex Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.791%, 1/26/24[1]	9,250,000	9,296,250

TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche F, 3.77%, 6/9/23[1]	46,254,065	46,207,811

Vertiv Intermediate Holding II Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 11/30/23[1]	46,130,000	46,771,207

Wencor Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 6/25/21[1]	18,736,471	17,784,040

WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.539%, 12/28/19[1]	29,760,437	29,549,644

		424,419,826

Machinery—0.1%

International Equipment Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 8/16/19[1]	10,894,339	10,131,735

Road & Rail—4.0%

Air Canada, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.755%, 10/6/23[1]	11,750,000	11,899,812

American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.50%, 6/27/20[1]	7,125,000	7,174,875
Tranche B, 3.263%, 10/10/21[1]	12,655,859	12,742,868
Tranche B, 3.276%, 4/28/23[1]	16,295,000	16,411,428
Tranche B, 3.267%, 12/14/23[1]	36,335,000	36,557,552

Avolon TLB Borrower 1 US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 1/19/22[1]	140,770,000	142,177,700

20        OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value

Road & Rail (Continued)

CH Hold Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%-4.50%, 1/25/24[1]	$19,881,319	$20,080,132

Commercial Barge Line Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.75%, 11/12/20[1]	43,182,197	41,346,954

Delos Finance Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.00%, 10/6/23[1]	8,910,000	8,987,036

Flying Fortress, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.248%, 10/30/22[1]	5,540,000	5,584,320

United Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 4/1/19[1]	7,057,217	7,102,588

Wabash National Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/18/22[1]	14,703,038	14,770,422

Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.185%, 2/23/22[1]	167,344,000	165,118,325

YRC Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.50%, 2/13/19[1]	72,185,890	72,501,703

		562,455,715

Trading Companies & Distributors—0.5%

Orchard Acquisition Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 2/8/19[1]	51,662,130	27,445,507

Walter Investment Management Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 12/11/20[1]	42,971,426	41,424,454

		68,869,961

Transportation Infrastructure—1.3%

MPG Holdco I, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 10/20/21[1]	21,648,457	21,734,142

Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 8/7/20[1]	99,980,209	101,417,424

TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/30/22[1]	69,510,125	70,031,451

		193,183,017

Information Technology—9.5%

Communications Equipment—0.4%

Birch Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.25%, 7/17/20[1]	55,701,844	50,827,933

Electronic Equipment, Instruments, & Components—0.2%

Aricent Technologies, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 4/14/21[1]	35,608,205	35,348,550

		35,348,550

Internet Software & Services—7.8%

Abacus Innovations Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.528%, 8/16/23[1]	6,580,000	6,621,125

Aptean, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 12/20/22[1]	23,065,000	23,401,357

21        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Internet Software & Services (Continued)

Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B7, 6.282%, 4/30/20[1,4]	$140,187,063	$117,792,179

Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor In Possession, 8.50%, 1/23/18[1]	31,555,000	32,548,982

Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 6.023%, 6/30/21[1]	38,882,739	39,077,153

Cavium, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.778%, 8/10/22[1]	16,845,621	17,056,192

CDW LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.25%, 8/17/23[1]	51,093,250	51,479,975

CommScope, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.278%, 12/29/22[1]	4,254,230	4,303,864

Compuware Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 6.25%, 12/15/21[1]	29,725,110	29,847,726

Cypress Semiconductor Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 7/5/21[1]	49,963,875	51,088,062

Dell International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.03%, 9/7/23[1]	102,228,788	103,224,496

Epicor Software Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 6/1/22[1]	22,559,769	22,706,408

First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.775%, 3/24/21[1]	44,291,132	44,585,270
Tranche B, 3.775%, 7/10/22[1]	27,465,773	27,679,127

Genesys Telecommunications Laboratories, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.025%, 12/1/23[1]	18,510,000	18,738,487

Informatica Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 8/5/22[1]	44,187,038	44,104,188

Ivanti Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 1/19/24[1]	19,075,000	19,251,444

Microsemi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.25%, 1/15/23[1]	15,857,000	15,988,676

NXP BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche F, 2.50%, 12/7/20[1]	4,480,000	4,507,068

Polycom, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 9/27/23[1]	19,088,465	19,231,628

Quest Software US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.00%, 10/31/22[1]	29,015,000	29,461,106

Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 4/24/22[1]	52,147,984	52,657,261

Science Applications International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.438%, 5/4/22[1]	17,120,000	17,251,961

SolarWinds Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.539%, 2/5/23[1]	19,880,000	19,945,604

Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/30/22[1]	10,750,000	10,778,799

Synchronoss Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.082%, 1/12/24[1]	46,409,000	46,660,397

Tessera Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.021%, 12/1/23[1]	38,570,000	39,028,019

22        OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value

Internet Software & Services (Continued)

TIBCO Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 12/4/20[1]	$44,565,088	$44,835,508

TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 5/31/21[1]	21,067,565	21,185,817

Uber Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 7/13/23[1]	7,880,250	7,940,337

Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.625%, 1/27/23[1]	56,639,805	53,854,996

Western Digital Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.52%, 4/29/23[1]	52,620,575	53,311,220

Zebra Technologies Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.446%, 10/27/21[1]	12,549,311	12,673,687

		1,102,818,119

Office Electronics—0.4%

BMC Foreign Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 9/10/20[1]	24,444,012	24,263,738

BMC Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 9/10/20[1]	26,209,205	26,178,488

		50,442,226

Software—0.7%

Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 3.75%, 6/3/20[1]	56,680,992	56,641,655

Securus Technologies Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.75%, 4/30/20[1]	36,630,421	36,691,483
Tranche B2, 5.25%, 4/30/20[1]	6,443,051	6,457,149

Securus Technologies Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.00%, 4/30/21[1]	3,745,000	3,728,616

		103,518,903

Materials—8.2%

Chemicals—2.7%

Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.00%, 1/24/24[1]	13,915,000	14,010,666

CeramTec Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 8/28/20[1]	2,215,207	2,229,052

CeramTec Service GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.25%, 8/28/20[1]	19,538,757	19,660,874
Tranche B3, 4.25%, 8/28/20[1]	5,846,906	5,883,449

Cyanco Intermediate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/1/20[1]	4,916,490	4,928,781

Emerald Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 7/23/21[1]	27,900,171	28,109,422

Huntsman International LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.778%, 4/19/19[1]	1,340,592	1,347,854

Huntsman International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.842%-3.963%, 4/1/23[1]	37,119,968	37,506,646

Ineos Styrolution US Holding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/30/21[1]	20,144,513	20,434,090

23        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Chemicals (Continued)

Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.75%, 5/4/18[1]	$33,767,095	$33,864,175
Tranche B, 3.75%, 12/15/20[1]	6,127,914	6,163,481
Tranche B, 4.25%, 3/31/22[1]	11,303,112	11,444,401

OCI Beaumont LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.025%, 8/20/19[1]	18,648,205	19,021,169

PolyOne Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.00%, 11/12/22[1]	1,155,572	1,163,156

Road Infrastructure Investment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%-6.50%, 6/13/23[1]	12,488,700	12,591,732

Royal Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 6/20/22[1]	13,063,438	13,177,743

Solenis International LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 8/2/21[1]	6,812,449	6,841,191

Tronox Pigments BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/19/20[1]	54,515,130	54,694,757

Univar USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.25%-4.25%, 7/1/22[1]	62,851,180	62,865,858

Versum Materials, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.498%, 9/29/23[1]	24,518,550	24,753,511

		380,692,008

Construction Materials—1.5%

American Builders & Contractors Supply Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.526%, 10/31/23[1]	12,175,000	12,283,431

Continental Building Products Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.748%, 8/11/23[1]	29,062,340	29,166,790

CPG International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/30/20[1]	15,758,258	15,935,539

HD Supply, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 3.748%, 8/13/21[1]	36,058,178	36,337,629
Tranche B2, 3.748%, 10/17/23[1]	23,630,775	23,834,590

Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.017%, 11/15/23[1]	59,470,000	60,277,067

Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.026%-3.77%, 7/20/22[1]	21,734,753	21,869,811

Summit Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 7/17/22[1]	5,218,000	5,275,075

		204,979,932

Containers & Packaging—1.9%

Ardagh Holdings USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.009%, 12/17/21[1]	10,749,039	10,888,443

Berry Plastics Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche H, 3.287%-3.75%, 10/3/22[1]	17,563,290	17,678,558
Tranche I, 3.287%, 10/1/22[1]	4,480,000	4,518,801
Tranche J, 2.50%, 1/19/24[1]	8,695,000	8,766,734

24        OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value

Containers & Packaging (Continued)

BWAY Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 8/14/23[1]	$37,012,238	$37,363,076

Consolidated Container Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 7/3/19[1]	14,504,475	14,495,410

Exopack/Coveris Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 5/8/19[1]	21,697,718	21,833,328

KIK Custom Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 8/26/22[1]	12,312,559	12,451,075

Kloeckner Pentaplast of America, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 4/28/20[1]	59,124,235	59,740,133

Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.00%-4.25%, 2/5/23[1]	48,866,448	49,085,543

SIG Combibloc US Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/11/22[1]	35,015,020	35,263,031

		272,084,132

Metals & Mining—1.9%

Arch Coal, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 10.00%, 10/5/21[1]	38,622,027	39,273,774

Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 8.25%, 4/16/20[1]	166,154,933	157,899,192
Tranche B3, 8.75%, 4/17/20[1]	66,430,000	63,337,019

		260,509,985

Paper & Forest Products—0.2%

Signode Industrial Group US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%-4.00%, 4/30/21[1]	31,011,043	31,369,624

		31,369,624

Telecommunication Services—5.2%

Diversified Telecommunication Services—5.2%

Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 9/10/20[1]	27,283,313	27,416,893

Consolidated Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.00%, 10/5/23[1]	17,002,388	17,151,158
Tranche B2, 4.00%, 10/5/23[1]	31,080,000	31,351,950

FairPoint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 2/14/19[1]	45,361,219	45,892,807

Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 5/22/20[1]	45,998,814	45,922,134

Global Tel*Link Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.00%, 11/23/20[1]	26,000,000	25,382,500

IPC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 8/6/21[1]	47,298,533	45,761,330

IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.54%, 2/4/22[1]	28,090,000	24,578,750

LTS Buyer LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.248%, 4/13/20[1]	112,579,752	113,564,262

SBA Senior Finance II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.25%, 3/24/21[1]	22,260,000	22,333,035

25        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Diversified Telecommunication Services (Continued)

SBA Senior Finance II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.25%, 6/10/22[1]	$17,805,000	$17,812,425

Sprint Communications, Inc.,Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.27%, 2/27/24[1]	121,765,000	121,993,309

US TelePacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.039%, 11/25/20[1]	26,565,226	26,714,655

West Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B12, 3.278%, 6/17/23[1]	43,104,668	43,320,192

Windstream Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 3/30/21[1]	10,640,000	10,775,660

Windstream Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 4.77%-4.82%, 3/29/21[1]	16,309,125	16,517,066

XO Communications, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 3/22/21[1]	21,723,384	21,773,174

Zayo Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 1/12/24[1]	71,196,000	71,772,484

		730,033,784

Utilities—3.8%

Electric Utilities—3.8%

Alinta Energy Finance Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.375%, 8/13/18[1]	5,456,049	5,492,425
Tranche B, 6.375%, 8/13/19[1]	82,078,592	82,539,902

Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 3.75%, 1/15/24[1]	23,051,494	23,181,158
Tranche B7, 3.75%, 5/31/23[1]	5,172,105	5,203,893
Tranche B8, 3.073%, 12/26/19[1]	11,930,000	11,937,456

Dayton Power & Light Co. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.03%, 8/24/22[1]	25,665,000	26,066,016

Dynegy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.00%, 6/27/23[1]	27,020,000	27,263,666
Tranche C, 4.289%, 6/27/23[1]	28,109,000	28,362,487

EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 6/28/23[1]	21,767,982	22,018,314

InterGen NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 6/15/20[1]	38,600,000	38,021,000

MRP Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.00%, 9/29/22[1]	9,366,525	9,366,525

NRG Energy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.028%, 6/30/23[1]	105,654,980	106,491,451

Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 11/9/20[1]	56,585,909	47,437,835

Talen Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 12/6/23[1]	52,345,000	53,122,009

Vistra Operations Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.50%, 8/4/23[1]	43,993,274	44,213,240
Tranche C, 3.50%, 8/4/23[1]	10,033,554	10,083,721

		540,801,098

26        OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value

Independent Power and Renewable Electricity Producers—0.0%

Dynegy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.00%, 4/23/20[1]	$ 215,938	$ 217,198

Total Corporate Loans (Cost $12,841,746,581)		12,859,495,898

Corporate Bonds and Notes—1.2%

Altice US Finance I Corp., 5.50% Sr. Sec. Nts., 5/15/26[5]	55,860,000	57,396,150

Cheniere Corpus Christi Holdings LLC, 7% Sr. Sec. Nts., 6/30/24[5]	28,620,000	32,090,175

Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42% Sr. Sec. Nts., 6/15/21[5]	26,855,000	28,057,459

Erickson Air-Crane, Inc., 6% Sub. Nts., 11/2/20[4]	1,803,397	2

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/ Reynolds Group Issuer Luxembourg, 4.523% Sr. Sec. Nts., 7/15/21[1,5]	17,585,000	18,134,531

Sabine Pass Liquefaction LLC, 5.875% Sr. Sec. Nts., 6/30/26[5]	29,600,000	33,004,000

Total Corporate Bonds and Notes (Cost $160,860,426)		168,682,317

	Shares

Common Stocks—2.3%

Arch Coal, Inc., Cl. A6,7	2,931,034	211,005,138

Aretec Group, Inc.[6,7]	700,132	10,501,980

Everyware Global, Inc.[6,7]	1,397,654	10,482,405

ION Media Networks, Inc.[6]	35,695	7,959,985

Larchmont Resources LLC[6]	8,017	2,705,835

Mach Gen LLC[6]	313,469	809,847

Media General, Inc.[6,8]	6,554,344	655

Millennium Corporate Claim Litigation Trust[6,7]	70,485	705

Millennium Lender Claim Litigation Trust[6,7]	140,969	1,410

New Millennium Holdco, Inc.[6,7]	1,431,369	14,314

Nexstar Media Group, Inc., Cl. A	818,637	53,538,860

Quicksilver Resources, Inc.[6,7]	145,955,000	5,239,785

Sabine Oil[6]	17,597	879,850

Templar Energy, Cl. A6,7	1,799,429	14,170,501

Vantage Drilling International[6]	49,045	6,057,057

Total Common Stocks (Cost $416,573,250)		323,368,327

	Units

Rights, Warrants and Certificates—0.0%

Sabine Oil Tranche 1 Wts., Strike Price $4.49, Exp. 8/11/26[6]	55,794	446,352

Sabine Oil Tranche 2 Wts., Strike Price $2.72, Exp. 8/11/26[6]	9,937	69,559

Total Rights, Warrants and Certificates (Cost $5,853,931)		515,911

	Shares

Investment Company—17.6%

Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.49%[7,9]
(Cost $2,485,067,543)	2,485,067,543	2,485,067,543

Total Investments, at Value (Cost $15,910,101,731)	112.3%	15,837,129,996

Net Other Assets (Liabilities)	(12.3)	(1,731,961,822)

Net Assets	100.0%	$ 14,105,168,174

27        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

3. Interest or dividend is paid-in-kind, when applicable.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $168,682,315 or 1.20% of the Fund’s net assets at period end.

6. Non-income producing security.

7. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares/Principal	Gross		Gross	Shares/Principal
	July 31, 2016	Additions		Reductions	January 31, 2017

Alpha Media Group, Inc.	8,587	—		8,587	—
Alpha Media Group, Inc., Preferred	1,145	—		1,145	—
Alpha Media Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.05%, 7/15/16	35,281,832	—		35,281,832	—
Arch Coal, Inc., Cl. A	—	2,931,034	[a]	—	2,931,034
Aretec Group, Inc.	597,369	102,763		—	700,132
Everyware Global, Inc.	1,397,654	—		—	1,397,654
Media General, Inc.	6,799,344	—		6,799,344	—
Media General, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 7/30/20	46,308,270	—		46,308,270	—
Millennium Corporate Claim Litigation Trust	70,485	—		—	70,485
Millennium Lender Claim Litigation Trust	140,969	—		—	140,969
New Millennium Holdco, Inc.	1,431,369	—		—	1,431,369
Oppenheimer Institutional Government Money Market Fund, Cl. Eb	502,428,171	3,192,909,098		1,210,269,726	2,485,067,543
Quicksilver Resources, Inc.	—	145,955,000	[a]	—	145,955,000
Templar Energy, Cl. A	—	1,799,429	[a]	—	1,799,429

					Realized Gain
		Value		Income	(Loss)

Alpha Media Group, Inc.		$—		$—	$—
Alpha Media Group, Inc., Preferred		—		—	—
Alpha Media Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.05%, 7/15/16		—		—	(12,503,378)
Arch Coal, Inc., Cl. A		211,005,138		—	—
Aretec Group, Inc.		10,501,980		—	—
Everyware Global, Inc.		10,482,405		—	—
Media General, Inc.		—		—	86,228,271
Media General, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 7/30/20		—		826,714	546,588
Millennium Corporate Claim Litigation Trust		705		—	—
Millennium Lender Claim Litigation Trust		1,410		—	—

28        OPPENHEIMER SENIOR FLOATING RATE FUND

Footnotes to Statement of Investments (Continued)

			Realized Gain
	Value	Income	(Loss)

New Millennium Holdco, Inc.	$14,314	$—	$—
Oppenheimer Institutional Government Money Market Fund, Cl. Eb	2,485,067,543	2,588,407	—
Quicksilver Resources, Inc.	5,239,785	—	—
Templar Energy, Cl. A	14,170,501	—	—

Total	$2,736,483,781	$3,415,121	$74,271,481

a. All or a portion is the result of a corporate action.

b. Prior to September 28, 2016, this fund was named Oppenheimer Institutional Money Market Fund.

8. Security received as the result of issuer reorganization.

9. Rate shown is the 7-day yield at period end.

See accompanying Notes to Financial Statements.

29        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES January 31, 2017 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $13,121,732,064)	$13,100,646,215
Affiliated companies (cost $2,788,369,667)	2,736,483,781

15,837,129,996

Cash	39,993,927

Receivables and other assets:
Investments sold	136,029,556
Shares of beneficial interest sold	49,570,886
Interest and dividends	48,183,303
Other	881,397

Total assets	16,111,789,065

Liabilities
Payables and other liabilities:
Investments purchased	1,968,219,852
Shares of beneficial interest redeemed	28,242,993
Dividends	6,720,131
Distribution and service plan fees	1,580,659
Trustees’ compensation	212,484
Shareholder communications	17,168
Other	1,627,604

Total liabilities	2,006,620,891

Net Assets	$14,105,168,174

Composition of Net Assets
Par value of shares of beneficial interest	$1,728,454

Additional paid-in capital	15,288,039,634

Accumulated net investment income	7,733,694

Accumulated net realized loss on investments	(1,119,361,873)

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(72,971,735)

Net Assets	$14,105,168,174

30        OPPENHEIMER SENIOR FLOATING RATE FUND

Net Asset Value Per Share

Class A Shares:

Net asset value and redemption price per share (based on net assets of $4,499,007,715 and 550,842,721 shares of beneficial interest outstanding)	$8.17
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$8.47

Class B Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $27,964,959 and 3,423,193 shares of beneficial interest outstanding)	$8.17

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,928,594,687 and 358,189,023 shares of beneficial interest outstanding)	$8.18

Class I Shares:

Net asset value, redemption price and offering price per share (based on net assets of $1,122,275,898 and 137,751,532 shares of beneficial interest outstanding)	$8.15

Class R Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $52,172,759 and 6,391,010 shares of beneficial interest outstanding)	$8.16

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $5,475,152,156 and 671,856,999 shares of beneficial interest outstanding)	$8.15

See accompanying Notes to Financial Statements.

31        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT

OF OPERATIONS For the Six Months Ended January 31, 2017 Unaudited

Investment Income
Interest:
Unaffiliated companies	$357,760,163
Affiliated companies	826,714

Dividends:
Unaffiliated companies	9,546,271
Affiliated companies	2,588,407

Other income	2,122,894

Total investment income	372,844,449

Expenses
Management fees	37,231,552

Distribution and service plan fees:
Class A	5,123,014
Class B	128,213
Class C	14,396,455
Class R	115,597

Transfer and shareholder servicing agent fees:
Class A	2,059,553
Class B	17,115
Class C	1,439,882
Class I	151,353
Class R	23,124
Class Y	2,258,632

Shareholder communications:
Class A	23,471
Class B	581
Class C	11,623
Class I	751
Class R	286
Class Y	24,971

Borrowing fees	9,091,870

Custodian fees and expenses	1,177,516

Trustees’ compensation	166,437

Other	772,553

Total expenses	74,214,549
Less waivers and reimbursements of expenses	(701,031)

Net expenses	73,513,518

Net Investment Income	299,330,931

32        OPPENHEIMER SENIOR FLOATING RATE FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated companies	$(78,710,210)
Affiliated companies	74,271,481

Net realized loss	(4,438,729)

Net change in unrealized appreciation/depreciation on:
Investments	478,865,810
Translation of assets and liabilities denominated in foreign currencies	179,965

Net change in unrealized appreciation/depreciation	479,045,775

Net Increase in Net Assets Resulting from Operations	$773,937,977

See accompanying Notes to Financial Statements.

33        OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Operations
Net investment income	$299,330,931	$622,798,998

Net realized loss	(4,438,729)	(320,363,852)

Net change in unrealized appreciation/depreciation	479,045,775	(210,731,907)

Net increase in net assets resulting from operations	773,937,977	91,703,239

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(94,637,474)	(211,839,659)
Class B	(701,742)	(2,219,247)
Class C	(55,419,205)	(129,469,412)
Class I	(24,788,450)	(53,607,415)
Class R	(1,003,814)	(1,746,322)
Class Y	(109,149,710)	(241,069,576)

	(285,700,395)	(639,951,631)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	455,342,550	(1,009,484,102)
Class B	(13,771,606)	(18,820,140)
Class C	(17,631,649)	(588,699,749)
Class I	167,173,507	(208,062,474)
Class R	7,834,324	9,998,166
Class Y	1,200,311,312	(1,718,108,958)

	1,799,258,438	(3,533,177,257)

Net Assets
Total increase (decrease)	2,287,496,020	(4,081,425,649)

Beginning of period	11,817,672,154	15,899,097,803

End of period (including accumulated net investment income (loss) of $7,733,694 and $(5,896,842), respectively)	$14,105,168,174	$11,817,672,154

See accompanying Notes to Financial Statements.

34        OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2012

Per Share Operating Data
Net asset value, beginning of period	$7.85	$8.08	$8.40	$8.39	$8.19	$8.33

Income (loss) from investment operations:
Net investment income[1]	0.19	0.37	0.36	0.37	0.44	0.44
Net realized and unrealized gain (loss)	0.32	(0.21)	(0.32)	0.01	0.17	(0.16)

Total from investment operations	0.51	0.16	0.04	0.38	0.61	0.28

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.19)	(0.39)	(0.36)	(0.37)	(0.41)	(0.42)

Net asset value, end of period	$8.17	$7.85	$8.08	$8.40	$8.39	$8.19

Total Return, at Net Asset Value[2]	6.38%	2.12%	0.51%	4.62%	7.63%	3.58%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,499,008	$3,883,693	$5,065,599	$6,881,421	$5,345,041	$2,657,114

Average net assets (in thousands)	$4,090,461	$4,268,537	$5,637,843	$6,947,675	$3,403,854	$2,558,060

Ratios to average net assets:[3]
Net investment income	4.80%	4.83%	4.41%	4.39%	5.32%	5.47%
Expenses excluding specific expenses listed below	0.98%	0.97%	0.97%	0.97%	1.01%	1.06%
Interest and fees from borrowings	0.14%	0.14%	0.11%	0.09%	0.06%	0.11%

Total expenses[4]	1.12%	1.11%	1.08%	1.06%	1.07%	1.17%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.11%	1.11%	1.08%	1.06%	1.06%	1.16%

Portfolio turnover rate	39%	28%	39%	57%	68%	54%

35        OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended January 31, 2017	1.13%
Year Ended July 31, 2016	1.11%
Year Ended July 31, 2015	1.08%
Year Ended July 31, 2014	1.06%
Year Ended July 31, 2013	1.08%
Year Ended July 31, 2012	1.18%

See accompanying Notes to Financial Statements.

36        OPPENHEIMER SENIOR FLOATING RATE FUND

Class B	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2012

Per Share Operating Data
Net asset value, beginning of period	$7.85	$8.09	$8.40	$8.40	$8.20	$8.34

Income (loss) from investment operations:
Net investment income[1]	0.18	0.34	0.32	0.33	0.40	0.39
Net realized and unrealized gain (loss)	0.31	(0.23)	(0.31)	(0.01)	0.16	(0.16)

Total from investment operations	0.49	0.11	0.01	0.32	0.56	0.23

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.17)	(0.35)	(0.32)	(0.32)	(0.36)	(0.37)

Net asset value, end of period	$8.17	$7.85	$8.09	$8.40	$8.40	$8.20

Total Return, at Net Asset Value[2]	6.24%	1.49%	0.12%	3.93%	6.96%	2.92%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,965	$40,365	$61,354	$83,999	$89,319	$95,676

Average net assets (in thousands)	$33,833	$49,752	$71,246	$91,943	$87,671	$95,258

Ratios to average net assets:[3]
Net investment income	4.33%	4.33%	3.90%	3.88%	4.78%	4.84%
Expenses excluding specific expenses listed below	1.49%	1.47%	1.48%	1.51%	1.64%	1.69%
Interest and fees from borrowings	0.14%	0.14%	0.11%	0.09%	0.06%	0.11%

Total expenses[4]	1.63%	1.61%	1.59%	1.60%	1.70%	1.80%
Expenses after payments,waivers and/or reimbursements and reduction to custodian expenses	1.62%	1.61%	1.59%	1.60%	1.69%	1.79%

Portfolio turnover rate	39%	28%	39%	57%	68%	54%

37        OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended January 31, 2017	1.64%
Year Ended July 31, 2016	1.61%
Year Ended July 31, 2015	1.59%
Year Ended July 31, 2014	1.60%
Year Ended July 31, 2013	1.71%
Year Ended July 31, 2012	1.81%

See accompanying Notes to Financial Statements.

38        OPPENHEIMER SENIOR FLOATING RATE FUND

Class C	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2012

Per Share Operating Data
Net asset value, beginning of period	$7.86	$8.09	$8.40	$8.40	$8.20	$8.34

Income (loss) from investment operations:
Net investment income[1]	0.16	0.32	0.30	0.31	0.40	0.41
Net realized and unrealized gain (loss)	0.32	(0.22)	(0.31)	0.00[2]	0.17	(0.16)

Total from investment operations	0.48	0.10	(0.01)	0.31	0.57	0.25

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.16)	(0.33)	(0.30)	(0.31)	(0.37)	(0.39)

Net asset value, end of period	$8.18	$7.86	$8.09	$8.40	$8.40	$8.20

Total Return, at Net Asset Value[3]	5.97%	1.37%	(0.12)%	3.77%	7.11%	3.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,928,594	$2,833,205	$3,537,526	$4,303,006	$3,132,135	$1,845,423

Average net assets (in thousands)	$2,857,271	$3,063,608	$3,843,616	$3,949,603	$2,258,041	$1,750,570

Ratios to average net assets:[4]
Net investment income	4.06%	4.09%	3.65%	3.68%	4.85%	5.00%
Expenses excluding specific expenses listed below	1.73%	1.72%	1.73%	1.67%	1.49%	1.52%
Interest and fees from borrowings	0.14%	0.14%	0.11%	0.09%	0.06%	0.11%

Total expenses[5]	1.87%	1.86%	1.84%	1.76%	1.55%	1.63%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.86%	1.86%	1.84%	1.76%	1.54%	1.62%

Portfolio turnover rate	39%	28%	39%	57%	68%	54%

39        OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended January 31, 2017	1.88%
Year Ended July 31, 2016	1.86%
Year Ended July 31, 2015	1.84%
Year Ended July 31, 2014	1.76%
Year Ended July 31, 2013	1.56%
Year Ended July 31, 2012	1.64%

See accompanying Notes to Financial Statements.

40        OPPENHEIMER SENIOR FLOATING RATE FUND

Class I	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014	Period Ended July 31, 2013[1]

Per Share Operating Data
Net asset value, beginning of period	$7.83	$8.06	$8.37	$8.38	$8.27

Income (loss) from investment operations:
Net investment income[2]	0.21	0.40	0.39	0.39	0.35
Net realized and unrealized gain (loss)	0.31	(0.22)	(0.31)	0.00[3]	0.09

Total from investment operations	0.52	0.18	0.08	0.39	0.44

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.20)	(0.41)	(0.39)	(0.40)	(0.33)

Net asset value, end of period	$8.15	$7.83	$8.06	$8.37	$8.38

Total Return, at Net Asset Value[4]	6.56%	2.44%	0.94%	4.72%	5.39%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,122,276	$915,631	$1,165,355	$1,302,876	$159,260

Average net assets (in thousands)	$1,002,553	$1,014,977	$1,184,063	$620,338	$45,348

Ratios to average net assets:[5]
Net investment income	5.12%	5.15%	4.72%	4.62%	5.55%
Expenses excluding specific expenses listed below	0.66%	0.66%	0.65%	0.65%	0.63%
Interest and fees from borrowings	0.14%	0.14%	0.11%	0.09%	0.06%

Total expenses[6]	0.80%	0.80%	0.76%	0.74%	0.69%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.79%	0.80%	0.76%	0.74%	0.68%

Portfolio turnover rate	39%	28%	39%	57%	68%

1. For the period from October 26, 2012 (inception of offering) to July 31, 2013.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended January 31, 2017	0.81%
Year Ended July 31, 2016	0.80%
Year Ended July 31, 2015	0.76%
Year Ended July 31, 2014	0.74%
Period Ended July 31, 2013	0.70%

See accompanying Notes to Financial Statements.

41        OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

Class R	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014	Period Ended July 31, 2013[1]

Per Share Operating Data
Net asset value, beginning of period	$7.85	$8.08	$8.39	$8.39	$8.29

Income (loss) from investment operations:
Net investment income[2]	0.18	0.36	0.34	0.34	0.31
Net realized and unrealized gain (loss)	0.31	(0.22)	(0.31)	0.01	0.08

Total from investment operations	0.49	0.14	0.03	0.35	0.39

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.18)	(0.37)	(0.34)	(0.35)	(0.29)

Net asset value, end of period	$8.16	$7.85	$8.08	$8.39	$8.39

Total Return, at Net Asset Value[3]	6.24%	1.87%	0.37%	4.22%	4.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$52,173	$42,546	$33,417	$22,949	$7,577

Average net assets (in thousands)	$45,941	$36,727	$27,664	$15,672	$2,375

Ratios to average net assets:[4]
Net investment income	4.55%	4.63%	4.14%	4.09%	4.99%
Expenses excluding specific expenses listed below	1.23%	1.23%	1.23%	1.23%	1.27%
Interest and fees from borrowings	0.14%	0.14%	0.11%	0.09%	0.06%

Total expenses[5]	1.37%	1.37%	1.34%	1.32%	1.33%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.36%	1.37%	1.34%	1.32%	1.32%

Portfolio turnover rate	39%	28%	39%	57%	68%

1. For the period from October 26, 2012 (inception of offering) to July 31, 2013.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended January 31, 2017	1.38%
Year Ended July 31, 2016	1.37%
Year Ended July 31, 2015	1.34%
Year Ended July 31, 2014	1.32%
Period Ended July 31, 2013	1.34%

See accompanying Notes to Financial Statements.

42        OPPENHEIMER SENIOR FLOATING RATE FUND

Class Y	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2012

Per Share Operating Data
Net asset value, beginning of period	$7.83	$8.07	$8.38	$8.37	$8.17	$8.31

Income (loss) from investment operations:
Net investment income[1]	0.20	0.39	0.38	0.39	0.46	0.46
Net realized and unrealized gain (loss)	0.32	(0.23)	(0.31)	0.01	0.17	(0.16)

Total from investment operations	0.52	0.16	0.07	0.40	0.63	0.30

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.20)	(0.40)	(0.38)	(0.39)	(0.43)	(0.44)

Net asset value, end of period	$8.15	$7.83	$8.07	$8.38	$8.37	$8.17

Total Return, at Net Asset Value[2]	6.65%	2.24%	0.87%	4.88%	7.93%	3.85%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,475,152	$4,102,232	$6,035,847	$8,122,500	$4,717,005	$1,412,702

Average net assets (in thousands)	$4,491,261	$4,648,275	$6,814,415	$7,250,969	$2,502,666	$1,141,887

Ratios to average net assets:[3]
Net investment income	5.04%	5.06%	4.66%	4.63%	5.55%	5.73%
Expenses excluding specific expenses listed below	0.73%	0.73%	0.72%	0.72%	0.72%	0.79%
Interest and fees from borrowings	0.14%	0.14%	0.11%	0.09%	0.06%	0.11%

Total expenses[4]	0.87%	0.87%	0.83%	0.81%	0.78%	0.90%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.86%	0.87%	0.83%	0.81%	0.77%	0.89%

Portfolio turnover rate	39%	28%	39%	57%	68%	54%

43        OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended January 31, 2017	0.88%
Year Ended July 31, 2016	0.87%
Year Ended July 31, 2015	0.83%
Year Ended July 31, 2014	0.81%
Year Ended July 31, 2013	0.79%
Year Ended July 31, 2012	0.91%

See accompanying Notes to Financial Statements.

44        OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS January 31, 2017 Unaudited

1. Organization

Oppenheimer Senior Floating Rate Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end diversified management investment company. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class I, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds are allowed. As of July 1, 2014, Class N shares were renamed Class R shares. Class N shares subject to a contingent deferred sales charge (“CDSC”) on July 1, 2014, continue to be subject to a CDSC after the shares were renamed. Purchases of Class R shares occurring on or after July 1, 2014, are not subject to a CDSC upon redemption. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a CDSC. Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and R shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of

45        OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Statement of Operations.

For securities, which are subject to foreign withholding tax upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio

46        OPPENHEIMER SENIOR FLOATING RATE FUND

2. Significant Accounting Policies (Continued)

securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended July 31, 2016, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended July 31, 2016, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended July 31, 2016 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring

2017	$186,215,370
2018	203,947,679
2019	29,853,127
No expiration	688,991,375

Total	$1,109,007,551

At period end, it is estimated that the capital loss carryforwards would be $420,016,176 expiring by 2019 and $693,430,104, which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal

47        OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$15,910,101,731

Gross unrealized appreciation	$ 362,209,064
Gross unrealized depreciation	(435,180,799)

Net unrealized depreciation	$ (72,971,735)

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncement. In October 2016, the Securities and Exchange Commission (“SEC”) adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in, and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. OFI Global is currently evaluating the amendments and their impact, if any, on the fund’s financial statements.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value

48        OPPENHEIMER SENIOR FLOATING RATE FUND

3. Securities Valuation (Continued)

of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded. If the official closing price or last sales price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

49        OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based

50        OPPENHEIMER SENIOR FLOATING RATE FUND

3. Securities Valuation (Continued)

on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered are measured using net asset value as a practical expedient, and are not classified in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Corporate Loans	$—	$12,768,088,319	$91,407,579	$12,859,495,898
Corporate Bonds and Notes	—	168,682,317	—	168,682,317
Common Stocks	264,543,998	45,608,130	13,216,199	323,368,327
Rights, Warrants and Certificates	—	515,911	—	515,911
Investment Company	2,485,067,543	—	—	2,485,067,543

Total Assets	$2,749,611,541	$12,982,894,677	$104,623,778	$15,837,129,996

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

51        OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Transfers out of Level 2*	Transfers into Level 3*

Assets Table
Investments, at Value:
Common Stocks	$ (6,202,838)	$6,202,838
Corporate Loans	(83,711,907)	83,711,907

Total Assets	$ (89,914,745)	$89,914,745

* Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), formerly known as Oppenheimer Institutional Money Market Fund, which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Senior Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of

52        OPPENHEIMER SENIOR FLOATING RATE FUND

4. Investments and Risks (Continued)

borrowers. The Senior Loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for some Senior Loans. As a result, some Senior Loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when necessary. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

At period end, securities with an aggregate market value of $12,859,495,898, representing 91.2% of the Fund’s net assets were comprised of Senior Loans.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due.

53        OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

The Fund’s investments in senior loans are subject to risk of missing an interest payment.

Information concerning securities not accruing income at period end is as follows:

Cost	$125,203,849
Market Value	$117,792,181
Market Value as % of Net Assets	0.84%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $70,800,067, representing 0.50% of the Fund’s net assets, were subject to these forbearance agreements.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price

54        OPPENHEIMER SENIOR FLOATING RATE FUND

5. Market Risk Factors (Continued)

typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2017		Year Ended July 31, 2016
	Shares	Amount	Shares	Amount

Class A
Sold	124,199,626	$1,002,557,951	114,701,076	$886,327,409
Dividends and/or distributions reinvested	10,513,247	84,666,621	24,249,966	187,156,990
Redeemed	(78,616,334)	(631,882,022)	(270,820,874)	(2,082,968,501)

Net increase (decrease)	56,096,539	$455,342,550	(131,869,832)	$(1,009,484,102)

Class B
Sold	144,762	$1,164,850	418,251	$3,292,207
Dividends and/or distributions reinvested	79,654	640,361	263,250	2,030,803
Redeemed	(1,941,993)	(15,576,817)	(3,127,753)	(24,143,150)

Net decrease	(1,717,577)	$(13,771,606)	(2,446,252)	$(18,820,140)

Class C
Sold	35,415,310	$286,028,793	36,818,573	$285,890,321
Dividends and/or distributions reinvested	5,888,854	47,449,505	14,366,127	110,910,704
Redeemed	(43,659,246)	(351,109,947)	(127,763,232)	(985,500,774)

Net decrease	(2,355,082)	$(17,631,649)	(76,578,532)	$(588,699,749)

Class I
Sold	39,959,628	$319,986,929	42,816,847	$330,972,916
Dividends and/or distributions reinvested	2,233,381	17,945,232	4,562,291	35,081,331
Redeemed	(21,381,066)	(170,758,654)	(74,961,277)	(574,116,721)

Net increase (decrease)	20,811,943	$167,173,507	(27,582,139)	$(208,062,474)

Class R
Sold	1,811,110	$14,596,986	2,370,397	$18,305,614
Dividends and/or distributions reinvested	114,085	918,054	205,876	1,586,199
Redeemed	(956,860)	(7,680,716)	(1,289,427)	(9,893,647)

Net increase	968,335	$7,834,324	1,286,846	$9,998,166

Class Y
Sold	243,372,011	$1,960,190,535	190,338,453	$1,469,074,558
Dividends and/or distributions reinvested	11,691,997	93,978,824	27,563,403	212,332,225
Redeemed	(106,993,825)	(853,858,047)	(442,482,610)	(3,399,515,741)

Net increase (decrease)	148,070,183	$1,200,311,312	(224,580,754)	$(1,718,108,958)

55        OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$6,097,889,739	$4,666,894,489

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $4.2 billion	0.60
Next $5 billion	0.58
Next $10 billion	0.56
Over $20 billion	0.55

The Fund’s effective management fee for the reporting period was 0.59% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer

56        OPPENHEIMER SENIOR FLOATING RATE FUND

8. Fees and Other Transactions with Affiliates (Continued)

receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Board of Trustees has currently set the fee for Class B shares at an annual rate of 0.50% of daily net assets of those classes, but may increase it up to 0.75% in the future. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained

57        OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class R
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor
January 31, 2017	$405,042	$195	$6,185	$57,749	$—

Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IGMMF. During the reporting period, the Manager waived fees and/or reimbursed the Fund $701,031 for IGMMF management fees.

Waivers and/or reimbursements may be modified or terminated as set forth according to the terms in the prospectus.

9. Borrowings and Other Financing

Borrowings. The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing senior loans and other portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in senior loans or other portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to interest on borrowings and related fees are disclosed separately or as other expenses on the Statement of Operations.

At period end, the Fund had no such borrowings outstanding.

Details of the borrowings for the reporting period are as follows:

Fees Paid	$ 5,275,449

58        OPPENHEIMER SENIOR FLOATING RATE FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve the terms of the Agreements and the renewal thereof. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Managers and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the comparative investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative fee and expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Managers’ duties include providing the Fund with the services of the portfolio managers and the Sub-Adviser’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; and securities trading services. OFI Global is responsible for oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; risk management; and oversight of the Sub-Adviser. OFI Global is also responsible for providing certain administrative services to the Fund. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the U.S. Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Fund’s shares. OFI Global also provides the Fund with office space, facilities and equipment.

59        OPPENHEIMER SENIOR FLOATING RATE FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited / Continued

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that the Sub-Adviser has over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Managers’ advisory, administrative, accounting, legal, compliance and risk management services, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Joseph Welsh and David Lukkes, the portfolio managers for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which the Board members have become knowledgeable about through their experiences with the Managers and in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreements.

Investment Performance of the Managers and the Fund. Throughout the year, the Managers provided information on the investment performance of the Fund, the Adviser and the Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Managers and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail bank loan funds. The Board noted that the Fund outperformed its category median for the three-, five- and ten-year periods, though it underperformed its category median for the one-year period.

Fees and Expenses of the Fund. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The Board noted that the Adviser, not the Fund, pays the Sub-Adviser’s fee under the sub-advisory agreement. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Adviser. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail bank loan funds with comparable asset levels and distribution features. The Board considered that the Fund’s contractual management fee and total expenses were lower than their respective peer group medians and category medians. The Board noted that the Fund was converted into an open-end fund in July 2010. The Board considered the Adviser’s assertion that, since that time, the Fund has maintained a liquidity facility to help manage significant redemptions (if needed), which has contributed to the Fund’s overall expenses.

Economies of Scale and Profits Realized by the Managers. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser and sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board also considered that the Managers must be able to pay and retain experienced professional personnel at competitive rates to provide quality

60        OPPENHEIMER SENIOR FLOATING RATE FUND

services to the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through August 31, 2017. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

61        OPPENHEIMER SENIOR FLOATING RATE FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

62        OPPENHEIMER SENIOR FLOATING RATE FUND

OPPENHEIMER SENIOR FLOATING RATE FUND

Trustees and Officers	Robert J. Malone, Chairman of the Board of Trustees and Trustee
Jon S. Fossel, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee
F. William Marshall, Jr., Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Joseph Welsh, Vice President
David Lukkes, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OFI Global Asset Management, Inc.
Servicing Agent

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered	KPMG LLP
Public Accounting Firm

Legal Counsel	Ropes & Gray LLP
The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2017 OppenheimerFunds, Inc. All Rights reserved.

63        OPPENHEIMER SENIOR FLOATING RATE FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

● Applications or other forms

● When you create a user ID and password for online account access

● When you enroll in eDocs Direct,SM our electronic document delivery service

● Your transactions with us, our affiliates or others

● Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

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Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website. As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 256-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
●	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated November 2016. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

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  Visit us at oppenheimerfunds.com for 24-hr access to

  account information and transactions or call us at 800.CALL

  OPP (800.225.5677) for 24-hr automated information and

  automated transactions. Representatives also available

  Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com

Call Us 800 225 5677
Follow Us

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2017 OppenheimerFunds Distributor, Inc. All rights reserved

RS0291.001.0117   March 24, 2017

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/17/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/17/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	3/17/2017